Shareholders’ Equity - Narrative (Details)								6 Months Ended
	Dec. 01, 2025 HKD ($) shares	Dec. 01, 2025 USD ($) shares	Nov. 21, 2025 HKD ($)	Nov. 21, 2025 USD ($) $ / shares shares	Nov. 04, 2025 shares	Jul. 10, 2025	May 30, 2025 shares	Jun. 30, 2026 HKD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jan. 01, 2026 shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 $ / shares	May 30, 2025 vote	May 30, 2025 votes_	May 29, 2025 shares
Class of Stock [Line Items]
Stockholders' equity note, stock split, conversion ratio						8	8
Common stock, shares, outstanding (in shares)								50,176,485	50,176,485		50,176,485
Common stock, value, issued								$ 3,900	$ 500		$ 3,900
Private Investment in Public Equity ("PIPE")
Class of Stock [Line Items]
Common stock, value, issued | $				$ 500,000,000
Pre-funded warrants, exercise price (USD per share) | $ / shares				$ 0.00001					$ 0.00001			$ 0.00001
Class of warrant or right, outstanding (in shares)								1,480,000	1,480,000		1,480,000
Private Investment in Public Equity ("PIPE") | Pre-Funded Warrants | Private Placement Offering
Class of Stock [Line Items]
Pre-funded warrants issued (in shares)				1,480,000
Class of warrant or right, outstanding (in shares)				1,480,000						1,480,000
2025 Incentive Plan
Class of Stock [Line Items]
Expected term of incentive plan					10 years
Number of shares authorized under incentive plan (in share)					184,046
Number of shares authorized as percentage of issued capital					0.10
Conversion of Class B into Class A
Class of Stock [Line Items]
Conversion of stock, ratio							1	1
Class A
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)							525,623	49,045,623	49,045,623		49,045,623				4,204,775
Number of votes per share													1	1
Class A | Private Investment in Public Equity ("PIPE")
Class of Stock [Line Items]
Common stock issued (in shares)	48,520,000	48,520,000
Proceeds from PIPE, net of offering costs	$ 3,784,560,000	$ 485,200,000
Class A | Private Investment in Public Equity ("PIPE") | Cash
Class of Stock [Line Items]
Proceeds from PIPE, net of offering costs	146,679,000	18,805,000
Class A | Private Investment in Public Equity ("PIPE") | Stable coins
Class of Stock [Line Items]
Proceeds from PIPE, net of offering costs	$ 3,637,881,000	$ 466,395,000
Class B
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)							1,130,862	1,130,862	1,130,862		1,130,862				9,046,892
Number of votes per share													20	20
Class A and Class B Ordinary Shares | Private Investment in Public Equity ("PIPE")
Class of Stock [Line Items]
Price of shares and pre-funded warrants issued under PIPE (USD per share) | $ / shares				$ 10.00
Pre-Funded Warrants | Private Investment in Public Equity ("PIPE")
Class of Stock [Line Items]
Price of shares and pre-funded warrants issued under PIPE (USD per share) | $ / shares				$ 9.99999
Pre-funded warrant			$ 115,440,000	$ 14,800,000
Pre-Funded Warrants | Private Investment in Public Equity ("PIPE") | Cash
Class of Stock [Line Items]
Pre-funded warrant			76,440,000	9,800,000
Pre-Funded Warrants | Private Investment in Public Equity ("PIPE") | Stable coins
Class of Stock [Line Items]
Pre-funded warrant			$ 39,000,000	$ 5,000,000